United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7129

(Investment Company Act File Number)

Federated Managed Allocation Portfolios
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Balanced Allocation Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares			Value
		AFFILIATED MUTUAL FUNDS--99.9%
595,110		Federated Capital Appreciation Fund, Institutional Shares	$11,806,986
202,210		Federated InterContinental Fund, Institutional Shares	12,169,026
1,195,331		Federated Intermediate Corporate Bond Fund, Institutional Shares	12,168,470
2,122,781		Federated Kaufmann Fund, Class A Shares	11,908,802
208,186	[1]	Prime Value Obligations Fund, Institutional Shares, 3.57%	208,186
		TOTAL INVESTMENTS --- 99.9% (IDENTIFIED COST $50,781,207)[2]	48,261,470
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[3]	33,204
		TOTAL NET ASSETS --- 100%	$48,294,674

1	7-Day net yield.
2
At February 29, 2008, the cost of investments for federal tax purposes was $50,781,207. The net unrealized depreciation of investments for federal tax purposes was $2,519,737. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $707,294 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,227,031.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to section 12(d)(1)(g) of the Investment Company Act of 1940, as amended (the “Act”), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Capital Appreciation Fund, Class A Shares (Capital Appreciation)	To provide capital appreciation through exposure to domestic equities.
Federated InterContinental Fund, Institutional Shares (InterContinental)	To provide long-term capital appreciation through exposure to international equities.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation through exposure to mid-cap equities.
Prime Value Obligations Fund, Institutional Shares (Prime Value)	To provide current income consistent with stability of principal and liquidity.

Income distributions from Intermediate Corporate Bond and Prime Value are declared daily and paid monthly. Income distributions from Capital Appreciation, InterContinental and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$48,261,470
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$48,261,470

Federated Target ETF Fund 2015

Portfolio of Investments

February 29, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—0.9%
		Consumer Discretionary—0.9%
100	[1]	Apollo Group, Inc., Class A	$6,138
200		Carnival Corp.	7,870
100		International Game Technology	4,515
100		Marriott International, Inc., Class A	3,410
400		McDonald's Corp.	21,644
300	[1]	Starbucks Corp.	5,391
200		Yum! Brands, Inc.	6,890
		TOTAL COMMON STOCKS (IDENTIFIED COST $57,094)	55,858
		EXCHANGE TRADED FUNDS—81.7%
		STOCK ETFS—49.7%
		Domestic Stock ETFs – 33.8%
3,713		Consumer Staples Select Sector SPDR Fund	100,734
796		iShares Dow Jones US Pharmaceuticals Index Fund	39,959
2,078		iShares Dow Jones U.S. Telecommunications Sector Index Fund	49,166
539		iShares Dow Jones US Utilities Sector Index Fund	49,480
1,112		iShares S&P GSTI Software	49,573
11,833		iShares S&P 500 Index Fund	1,582,782
1,753		iShares S&P Midcap 400 Index	137,944
215		SPDR S&P Biotech ETF	11,524
		TOTAL DOMESTIC STOCK ETFS	2,021,162
		Foreign Stock ETFs –15.9%
1,329		iShares MSCI Canada Index Fund	42,541
2,094		iShares MSCI Emerging Markets Index Fund	292,176
329		iShares MSCI Pacific ex-Japan Index Fund	45,560
5,511		iShares S&P Europe 350 Index Fund	571,987
		TOTAL FOREIGN STOCK ETFS	952,264
		TOTAL STOCK ETFS (IDENTIFIED COST $3,173,328)	2,973,426
		FIXED INCOME ETFS—32.0%
		Domestic Fixed Income ETFs – 32.0%
1,585		iShares Lehman 1-3 Year Treasury Bond Fund	133,346
256		iShares Lehman 10-20 Year Treasury Bond Fund	27,704
1,020		iShares Lehman 3-7 Year Treasury Bond Fund	112,129
819		iShares Lehman 7-10 Year Treasury Bond Fund	74,201
7,760		iShares Lehman Credit Bond Fund	790,899
7,519		iShares Lehman MBS Fixed-Rate Bond Fund	774,758
		TOTAL FIXED INCOME ETFS (IDENTIFIED COST $1,899,361)	1,913,037
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $5,072,689)	4,886,463
		MUTUAL FUNDS--18.5%[2]
2,392		Emerging Markets Fixed Income Core Fund	53,028
64,092		Federated Mortgage Core Portfolio	642,839
17,733		High Yield Bond Portfolio	112,603
301,697	[3]	Prime Value Obligations Fund, Institutional Shares, 3.57%	301,697
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,104,731)	1,110,167
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $6,234,514)[4]	6,052,488
		OTHER ASSETS AND LIABILITIES – NET—(1.1)%[5]	(68,084)
		TOTAL NET ASSETS—100%	$5,984,404

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 29, 2008, the cost of investments for federal tax purposes was $6,234,691.  The net unrealized depreciation of investments for federal tax purposes was $182,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,059 and net unrealized depreciation from investments for those securities having an excess of cost over value of $210,262.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•     Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•     Shares of other mutual funds are valued based upon their reported NAVs.

•     Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees  (the “Trustees”).

• Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•     Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•     Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

• With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•   With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,052,488
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$6,052,488

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Federated Target ETF Fund 2025

Portfolio of Investments

February 29, 2008 (unaudited)

Shares	Value

		COMMON STOCKS---1.2%
		Consumer Discretionary---1.2%
100	[1]	Apollo Group, Inc., Class A	$6,138
400		Carnival Corp.	15,740
300		International Game Technology	13,545
300		Marriott International, Inc., Class A	10,230
900		McDonald's Corp.	48,699
600	[1]	Starbucks Corp.	10,782
400		Yum! Brands, Inc.	13,780
		TOTAL COMMON STOCKS (IDENTIFIED COST $120,140)	118,914
		EXCHANGE TRADED FUNDS----83.5%
		STOCK ETFS---67.1%
		Domestic Stock ETFs---47.9%
8,444		Consumer Staples Select Sector SPDR Fund	229,086
1,802		iShares Dow Jones US Pharmaceuticals Index Fund	90,460
4,692		iShares Dow Jones US Telecommunications Sector Index Fund	111,013
1,218		iShares Dow Jones US Utilities Sector Index Fund	111,812
2,509		iShares S&P GSTI Software	111,851
27,747		iShares S&P 500 Index Fund	3,711,439
4,152		iShares S&P Midcap 400 Index	326,721
412		SPDR S&P Biotech ETF	22,083
		TOTAL DOMESTIC STOCK ETFS	4,714,465
		Foreign Stock ETFs---19.2%
2,842		iShares MSCI Canada Index Fund	90,972
4,167		iShares MSCI Emerging Markets Index Fund	581,422
745		iShares MSCI Pacific ex-Japan Index Fund	103,168
10,756		iShares S&P Europe 350 Index Fund	1,116,365
		TOTAL FOREIGN STOCK ETFS	1,891,927
		TOTAL STOCK ETFS (IDENTIFIED COST $7,096,806)	6,606,392
		FIXED INCOME ETFS---16.4%
		Domestic Fixed Income ETFs---16.4%
1,562		iShares Lehman 1-3 Year Treasury Bond Fund	131,411
247		iShares Lehman 10-20 Year Treasury Bond Fund	26,730
1,001		iShares Lehman 3-7 Year Treasury Bond Fund	110,040
805		iShares Lehman 7-10 Year Treasury Bond Fund	72,933
7,625		iShares Lehman Credit Bond Fund	777,140
4,845		iShares Lehman MBS Fixed-Rate Bond Fund	499,229
		TOTAL FIXED INCOME ETFS (IDENTIFIED COST $1,605,000)	1,617,483
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $8,701,784)	8,223,875
		MUTUAL FUNDS ---17.4%[2]
2,367		Emerging Markets Fixed Income Core Fund	52,469
89,048		Federated Mortgage Core Portfolio	893,151
17,408		High Yield Bond Portfolio	110,542
654,041	[3]	Prime Value Obligations Fund, Institutional Shares, 3.57%	654,041
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,704,324)	1,710,203
		TOTAL INVESTMENTS—102.1% (IDENTIFIED COST $10,526,270)[4]	10,052,992
		OTHER ASSETS AND LIABILITIES---NET—(2.1%)[5]	(209,794)
		TOTAL NET ASSETS---100%	$9,843,198

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 29, 2008, the cost of investments for federal tax purposes was $10,526,403.  The net unrealized depreciation of investments for federal tax purposes was $473,411.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,247 and net unrealized depreciation from investments for those securities having an excess of cost over value of $504,658.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•   Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•   Shares of other mutual funds are valued based upon their reported NAVs.

•   Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

• Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•   Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•   Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

• With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•   Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•   Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$10,052,992
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$10,052,992

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Federated Target ETF Fund 2035

Portfolio of Investments

February 29, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—1.4%
		Consumer Discretionary--1.4%
100	[1]	Apollo Group, Inc., Class A	$6,138
300		Carnival Corp.	11,805
200		International Game Technology	9,030
200		Marriott International, Inc., Class A	6,820
700		McDonald's Corp.	37,877
400	[1]	Starbucks Corp.	7,188
300		Yum! Brands, Inc.	10,335
		TOTAL COMMON STOCKS (IDENTIFIED COST $90,403)	89,193
		EXCHANGE TRADED FUNDS—85.3%
		STOCK ETFS –78.1%
		Domestic Stock ETFs – 56.7%
6,364		Consumer Staples Select Sector SPDR Fund	172,655
1,366		iShares Dow Jones US Pharmaceuticals Index Fund	68,573
3,588		iShares Dow Jones US Telecommunications Sector Index Fund	84,892
915		iShares Dow Jones US Utilities Sector Index Fund	83,997
1,917		iShares S&P GSTI Software	85,460
21,063		iShares S&P 500 Index Fund	2,817,387
3,213		iShares S&P Midcap 400 Index Fund	252,831
323		SPDR S&P Biotech ETF	17,313
		TOTAL DOMESTIC STOCK ETFS	3,583,108
		Foreign Stock ETFs – 21.4%
2,076		iShares MSCI Canada Index Fund	66,453
2,978		iShares MSCI Emerging Market Index Fund	415,520
546		iShares MSCI Pacific ex-Japan Index Fund	75,610
7,673		iShares S&P Europe 350 Index Fund	796,381
		TOTAL FOREIGN STOCK ETFS	1,353,964
		TOTAL STOCK ETFS (IDENTIFIED COST $5,301,489)	4,937,072
		FIXED INCOME ETFS –7.2%
		Domestic Fixed Income ETFs – 7.2%
629		iShares Lehman 1-3 Year Treasury Bond Fund	52,918
404		iShares Lehman 3-7 Year Treasury Bond Fund	44,411
328		iShares Lehman 7-10 Year Treasury Bond Fund	29,717
95		iShares Lehman 10-20 Year Treasury Bond Fund	10,281
3,089		iShares Lehman Credit Bond Fund	314,831
		TOTAL FIXED INCOME ETFS (IDENTIFIED COST $447,836)	452,158
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $5,749,325)	5,389,230
		MUTUAL FUNDS--16.3%[2]
950		Emerging Markets Fixed Income Core Fund	21,061
56,216		Federated Mortgage Core Portfolio	563,846
7,011		High Yield Bond Portfolio	44,519
399,577	[3]	Prime Value Obligations Fund, Institutional Shares, 3.57%	399,577
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,025,139)	1,029,003
		TOTAL INVESTMENTS --- 103.0% (IDENTIFIED COST $6,864,867)[4]	6,507,426
		OTHER ASSETS AND LIABILITIES – NET – (3.0)%[5]	(189,851)
		TOTAL NET ASSETS --- 100%	$6,317,575

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 29, 2008, the cost of investments for federal tax purposes was $6,864,889.  The net unrealized depreciation of investments for federal tax purposes was $357,463.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $372,613.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•   Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•   Shares of other mutual funds are valued based upon their reported NAVs.

•  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees  (the “Trustees”).

• Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•   Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•   Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

• With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•   Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•   Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,507,426
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$6,507,426

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Allocation Portfolios

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008